EQUITY (Details) - EUR (€) € / shares in Units, € in Thousands	Dec. 31, 2024	Dec. 31, 2023
EQUITY.
Par value (in Euro per shares)	€ 0.01
Number of shares outstanding	43,062,427
Total share capital amounts	€ 431	€ 23,004
Capital reserves	€ 114,448	€ 47,603